Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Assets and Financial Liabilities
11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES

11(a)Other financial assets and liabilities

	As of December 31,
	2021	2020
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	2,929	2,271
	2,929	2,271
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	249	—
	249	—

(i)	Financial assets and liabilities at fair value through profit or loss

Financial assets and liabilities at fair value through profit or loss reflect the changes in fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are intended to reduce the level of foreign currency risk for expected sales and purchase transactions.

(ii)	Financial assets at fair value through other comprehensive income - unquoted equity instrument

On January 1, 2018, the date of initial application of IFRS 9, our Company elected to reclassify its unquoted equity instrument in Thai Metal Processing Co., Ltd (“TMP”), which is engaged in the fabrication of copper rods, from financial assets – available-for-sale to financial assets at fair value through other comprehensive income due to the investment being hold as a long-term strategic investment and not expected to be sold in the short to medium term. During the years ended December 31, 2021, 2020, and 2019, our Company received dividends of $106, $108, and $109 from TMP, respectively, which were recorded in other income (Note 7(e)) in the consolidated income statements.

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(b)Interest-bearing loans and borrowings

Under the line of credit arrangements for short-term debt with our Company’s banks, our Company may borrow up to approximately $270,094 and $264,162 as of December 31, 2021 and 2020, respectively, on such terms as our Company and the banks may mutually agree upon. These arrangements do not have termination dates but are reviewed annually for renewal. As of December 31, 2021 and 2020, the unused portion of the credit lines was approximately $153,250 and $200,340, respectively, which included unused letters of credit amounting to $66,820 and $95,034, respectively.

Letters of credit are issued by our Company in the ordinary course of business through major financial institutions as required by certain vendor contracts. As of December 31, 2021 and 2020, our Company had open letters of credit amounting to $50,633 and $18,077, respectively. Liabilities relating to the opened letters of credit are included in current liabilities.

Interest bearing loans and borrowings are including current portion $62,083 and $10,131 as of December 31, 2021 and 2020, respectively.

	As of December 31,
	2021				2020
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000%			‘000	US$’000
Interest-bearing loans and borrowings
Bank loans (including bank overdrafts US$1,995 in 2021)	3.07	Mar. 2044	AUD$7,458	5,410	3.07	Mar. 2045	AUD$4,883	3,764
Bank loans	3.85~4.53	Jul . 2022	RMB$41,751	6,552	4.50 ~ 4.90	Jun. 2021	RMB$17,800	2,736
Trust receipt	0.7~3.3	Jun. 2022	THB$1,648,835	49,729	0.9 ~ 1.0	Mar. 2021	THB$74,176	2,488
Bank loan (Trust receipt in 2020)	1.98	Dec. 2022	SGD$5,000	3,696	2.32	Apr. 2021	SGD$6,332	4,793
Total				65,387				13,781

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(c)Hedging activities and derivatives

(i)	Commodity price risk

Our Company purchases copper on an ongoing basis as its operating activities require a continuous supply of copper for manufacturing products. To reduce the exposures to copper shortage, our Company enters into purchase contracts with commitment of monthly minimum purchase at market prices for selected operating units. The majority of these transactions take the form of contracts that are entered into and continue to be held for the purpose of receipt or delivery of the copper based on our Company’s expected purchase, sale or usage requirements. Such purchase commitment contracts are not deemed financial instruments or derivatives. To date, these contract positions have not had a material effect on our Company’s financial position, results of operations, and cash flow.

(ii)	Foreign currency risk

Our Company enters into foreign exchange forward contracts with the intention to reduce the foreign exchange risk of expected sales and purchase transactions. These contracts are entered into the periods consistent with foreign currency exposure of the underlying transaction, generally from one to 12 months. These contracts are not designated in hedge relationships, and are measured at fair value through profit or loss.

As of December 31, 2021 and 2020, our Company had outstanding forward contracts with notional amounts of $(42.1) million and $0 million, respectively. The outstanding forward contracts at December 31, 2021 mature between Jan. 27 and June 22, 2022, respectively. Our Company recognized gain (loss) on forward contracts as other income (expenses) – refer to Note 7(e) and Note 7(f).

The forward contract balance varies with the expected foreign currency transactions and changes in foreign exchange rate.

	2021		2020
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	249	—	—	—

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

11(d)Fair values

Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Financial assets at amortized cost
Cash and cash equivalents	44,507	52,237	44,507	52,237
Financial assets at fair value at fair value through profit	249	—	249	—
Trade receivables	103,564	82,071	103,564	82,071
Other receivables	2,648	6,192	2,648	6,192
Due from related parties	13,965	10,982	13,965	10,982
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,929	2,271	2,929	2,271
Financial assets at amortized cost
Long-term bank deposits*	1,725	1,879	1,725	1,879
Total	169,587	155,632	169,587	155,632

Financial liabilities-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	62,083	10,131	62,083	10,131
Trade and other payables	44,784	27,370	44,784	27,370
Due to related parties	11,865	10,620	11,865	10,620
Accruals	23,374	21,361	23,374	21,361
Lease liabilities	571	551	571	551
Financial liabilities-non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,304	3,650	3,304	3,650
Lease liabilities	1,916	1,783	1,916	1,783
Total	147,897	75,466	147,897	75,466
* included in other non-current assets
(i)	Methods and assumptions used to estimate fair value

The fair value of the financial assets and liabilities is included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

►

Cash and cash equivalents, trade receivables, other receivables, due from related parties, trade and other payables, due to related parties, and financial lease liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

►

Fixed-rate and variable-rate receivables are evaluated by our Company based on parameters such as interest rates, specific country risk factors, individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances were provided to account for the expected losses of these receivables. As of December 31, 2021 and 2020, the carrying amounts of such receivables, net of allowances, were not materially different from their calculated fair values.

11.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

         11(d)   Fair values(continued)

(i)	Methods and assumptions used to estimate fair value (continued)
►

Fixed rate long-term bank deposits and fixed rate and variable-rate borrowings are evaluated using discounted cash flows and the market rates or current rates for deposits of similar remaining maturities.

►	Fair value of financial liabilities at fair value through profit or loss - derivatives is derived from inputs other than quoted prices that are observable for the asset or liability.
►

Fair value of interest-bearing borrowings and loans are determined by using discounted cash flow method with discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period. The non-performance risk as of December 31, 2021 was assessed to be insignificant.

(ii)	Description of significant unobservable inputs to valuation

	Valuation technique	Significant unobservable inputs	Liquidity discount (2021 and 2020)	Sensitivity of the input to fair value
				2021	2020
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $209	5% decrease in the discount would increase in fair value by $162

Our Company estimates the fair value of investment in equity instrument by using the market approach (market comparatives approach). The key in this method is the selection of quoted comparable companies and accommodate adjustments to bring the accounts of different companies into a broadly consistent framework for analysis. Then, select appropriate Indicators of Value. The followings should be taken into account:

►	Enterprise Value (EV) versus Market Capitalization;
►	Earnings-based: EBITDA +/or EBIT versus Net Earnings +/or Net Cash Flow
►	Balance Sheet based: Net Total Assets versus Shareholders Funds

Discount for the lack of liquidity to reflect the lesser liquidity of this equity instrument compared with those of its comparable public company peers. Our Company assessed the discount for the lack of liquidity to be 30 percent on the basis of relevant studies applicable in the region and industry as well as on the specific facts and circumstances of the equity instrument. The equity instrument’s finance performance is characterized by stable, consistent growth and profitability. Our Company believes the liquidity discount of 30% would be appropriate.

11.     FINANCIAL ASSETS AND FINANCIAL LIABILITIES (continued)

         11(d)   Fair values (continued)

        (ii)     Description of significant unobservable inputs to valuation (continued)

Our Company carries the equity instrument as financial assets at fair value through other comprehensive income classified as level 3 within the fair value hierarchy.  A reconciliation of the beginning and closing balances is summarized below:

	2021	2020
	US$’000	US$’000
At January 1	2,271	4,062
Re-measurement financial assets to fair value, recognized in other comprehensive income/(loss)	734	(1,789)
Exchange difference on translation	(76)	(2)
At December 31	2,929	2,271